Fees Summary	Oct. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,699,050.00
Previously Paid Amount	0.00
Total Fee Amount	1,201.34
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,201.34
Narrative - Max Aggregate Offering Price	$ 8,699,050.00
Final Prospectus	true